Interest in Joint Venture (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Comprehensive Income/loss	kr (1,657,672)	kr (998,331)
Polar Charge A B [Member]
IfrsStatementLineItems [Line Items]
Comprehensive Income/loss	1,430	282
Interest in Joint Venture	kr 13,027	kr 11,597